Other Non-current Assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 3,764	€ 3,679		€ 1,200
Total Non-current Grant receivables	3,764	3,679	[1]
Deposits	262	293
Total Other non-current assets	€ 262	€ 293	[1]

[1]	For information on voluntary change in accounting policy, see note 5.2.16.